Goodwill and Other Intangible Assets	12 Months Ended
Dec. 31, 2015
Goodwill And Intangible Assets Disclosure [Abstract]
Goodwill and Other Intangible Assets
9.	Goodwill and Intangible Assets

Goodwill

The following table reflects goodwill balances and activity for the years ended December 31, 2015 and 2014:

	Segment
	Wholesale	Retail	Consolidated
	(in thousands)
Balance at December 31, 2013 (Predecessor)	$22,823	$—	$22,823
Goodwill related to Susser predecessor	—	254,285	254,285
Goodwill related to Sunoco Retail predecessor	—	1,289,398	1,289,398
Goodwill related to ETP "push down" accounting, net of previously recognized goodwill	584,073	718,851	1,302,924
Goodwill related to MACS acquisition	57,776	60,833	118,609
Goodwill related to Aloha acquisition	59,446	95,361	154,807
Goodwill related to other acquisition	—	988	988
Balance at December 31, 2014 (Successor)	724,118	2,419,716	3,143,834
Goodwill related to ETP "push down" accounting, net of previously recognized goodwill	—	(14,346)	(14,346)
Goodwill related to Aloha acquisition	(54,377)	5,185	(49,192)
Goodwill related to Alta East acquisition	16,599	—	16,599
Goodwill related to other acquisitions	—	14,367	14,367
Balance at December 31, 2015 (Successor)	$686,340	$2,424,922	$3,111,262

Goodwill represents the excess of the purchase price of an acquired entity over the amounts assigned to the assets acquired and liabilities assumed in a business combination. During 2015, we continued our evaluation of the Aloha purchase accounting with the assistance of a third party valuation firm. An adjustment related to the Aloha acquisition of $49.2 million was made to reduce goodwill and increase tangible and intangible assets, offset by an increase in deferred tax liability.

During the year ended December 31, 2015, in connection with the finalization of the ETP Merger valuation, an adjustment of $14.3 million was made to reduce goodwill and deferred tax liability, and increase property and equipment.

We also recorded goodwill in conjunction with other acquisitions as discussed in Note 4. Goodwill is recorded at the acquisition date based on a preliminary purchase price allocation and generally may be adjusted when the purchase price allocation is finalized. In accordance with ASC 350-20-35 “Goodwill - Subsequent Measurements,” during the fourth quarter of 2015, we performed an impairment test of our goodwill and determined that there was no impairment of these assets.

Other Intangibles

The Partnership has indefinite-lived intangible assets recorded that are not amortized. These indefinite-lived assets consist of tradenames, franchise rights, contractual rights, and liquor licenses. Tradenames, franchise rights, and liquor licenses relate to our retail segment while contractual rights relate to our wholesale segment.

In accordance with ASC 350 “Intangibles-Goodwill and Other,” the Partnership has finite-lived intangible assets recorded that are amortized. The finite-lived assets consist of supply agreements, customer relations, favorable leasehold arrangements, non-competes, and loan origination costs, all of which are amortized over the respective lives of the agreements or over the period of time the assets are expected to contribute directly or indirectly to the Partnership’s future cash flows. Customer relations and supply agreements will be amortized over a weighted average period of approximately 11 years. Favorable leasehold arrangements will be amortized over a weighted average period of approximately 12 years. Non-competition agreements will be amortized over a weighted average period of approximately 2 years. Loan origination costs will be amortized over a weighted average period of approximately 4 years as an increase to interest expense.

Prior to December 31, 2014, our Stripes and Laredo Taco Company tradenames were amortized over 30 years. As of January 1, 2015, management deemed the Stripes and Laredo Taco Company tradenames to be indefinite-lived assets and ceased amortization. The indefinite-lived designation was retrospectively applied to presentation beginning on September 1, 2014.

We evaluate the estimated benefit periods and recoverability of other intangible assets when facts and circumstances indicate that the lives may not be appropriate and/or the carrying values of the assets may not be recoverable. If the carrying value is not recoverable, impairment is measured as the amount by which the carrying value exceeds estimated fair value.

The following table presents the gross carrying amount and accumulated amortization for each major class of intangible assets, excluding goodwill, at December 31, 2015 and 2014:

	December 31, 2015			December 31, 2014
	Gross Carrying Amount	Accumulated Amortization	Net Book Value	Gross Carrying Amount	Accumulated Amortization	Net Book Value
	(in thousands)
Indefinite-lived
Tradenames	$784,058	$6,508	$777,550	$789,937	$6,508	$783,429
Franchise rights	—	—	—	329	—	329
Contractual rights	33,850	—	33,850	—	—	—
Liquor licenses	16,000	—	16,000	16,000	—	16,000
Finite-lived
Customer relations including supply agreements	551,033	150,101	400,932	457,556	105,556	352,000
Favorable leasehold arrangements, net	22,863	1,188	21,675	25,531	1,158	24,373
Loan origination costs	9,358	2,172	7,186	7,611	381	7,230
Other intangibles	3,675	1,428	2,247	4,604	728	3,876
Intangible assets, net	$1,420,837	$161,397	$1,259,440	$1,301,568	$114,331	$1,187,237

Total amortization expense on finite-lived intangibles included in depreciation, amortization and accretion for the Successor twelve month period ended December 31, 2015 and the period September 1, 2014 through December 31, 2014, was $52.8 million and $18.1 million, respectively, and was $2.9 million and $3.4 million for the Predecessor period January 1, 2014 through August 31, 2014 and the twelve month period ended December 31, 2013, respectively.

The following table presents the Partnership’s estimate of amortization includable in amortization expense and interest expense for each of the five succeeding fiscal years and thereafter for finite-lived intangibles as of December 31, 2015 (in thousands):

	Amortization	Interest
2016	$47,714	$1,925
2017	47,312	1,925
2018	46,821	1,925
2019	46,421	1,411
2020	45,553	—
Thereafter	191,033	—